CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
NET SALES	$ 84,167		$ 83,680		$ 81,104
Cost of products sold	42,428		42,391		39,859
Selling, general and administrative expense	26,950		26,421		25,750
Goodwill and Indefinite-lived Intangibles Impairment Charges	308		1,576		0
OPERATING INCOME	14,481		13,292		15,495
Interest expense	667		769		831
Interest income	87		77		62
Other non-operating income/(expense), net	942		185		271
EARNINGS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	14,843		12,785		14,997
Income taxes on continuing operations	3,441		3,468		3,299
NET EARNINGS FROM CONTINUING OPERATIONS	11,402		9,317		11,698
NET EARNINGS FROM DISCONTINUED OPERATIONS	0		1,587		229
NET EARNINGS	11,402		10,904		11,927
Less: Net earnings attributable to noncontrolling interests	90		148		130
NET EARNINGS ATTRIBUTABLE TO PROCTER & GAMBLE	$ 11,312		$ 10,756		$ 11,797
BASIC NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 4.04	[1]	$ 3.24	[1]	$ 4.04	[1]
Earnings from discontinued operations	$ 0.00	[1]	$ 0.58	[1]	$ 0.08	[1]
BASIC NET EARNINGS PER COMMON SHARE	$ 4.04	[1]	$ 3.82	[1]	$ 4.12	[1]
DILUTED NET EARNINGS PER COMMON SHARE:
Earnings from continuing operations	$ 3.86	[1],[2]	$ 3.12	[1],[2]	$ 3.85	[1]
Earnings from discontinued operations	$ 0.00	[1],[2]	$ 0.54	[1],[2]	$ 0.08	[1]
DILUTED NET EARNINGS PER COMMON SHARE	$ 3.86	[1],[2]	$ 3.66	[1],[2]	$ 3.93	[1]
DIVIDENDS PER COMMON SHARE	$ 2.29		$ 2.14		$ 1.97

[1]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings attributable to Procter & Gamble
[2]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.